Land Use Rights, Net	12 Months Ended
Dec. 31, 2019
Land Use Rights, Net [Abstract]
LAND USE RIGHTS, NET

Note 8 – LAND USE RIGHTS, NET

As of December 31, 2019 and 2018, land use rights consisted of the following:

	December 31, 2019	December 31, 2018
Cost	$2,158,848	$2,187,229
Less: accumulated amortization	(150,752)	(108,989)
Land use rights, net	$2,008,096	$2,078,240

Amortization expense for the years ended December 31, 2019, 2018 and 2017 was $43,549, $45,994 and $44,498, respectively.

The land use rights have been pledged to obtain short term loans and other guarantees. See Note 11 for details.